Leases - Composition of Net Investment in Sales-Type and Direct Financing Leases (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Lease receivables	$ 1,916	$ 2,345
Unearned income	(276)	(270)
Unguaranteed residual value	454	421
Deferred fees and costs	5	1
Net investment in sales-type and direct financing leases	$ 2,099	$ 2,497